CERTAIN TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2017
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S. $ in millions
Cash (1)	$33,878
Ordinary shares (2)	5,065
Contingent consideration (3)	302
Equity based compensation	25
Total fair value of consideration transferred	$39,270

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	Preliminary values at December 31, 2016	Measurement period adjustments	Values at June 30, 2017
	(U.S. $ in millions)
Cash and cash equivalents	$84	$-	$84
Trade receivables (1)	3,211	(1)	3,210
Inventories	1,670	(6)	1,664
Other current assets (2)	2,050	(24)	2,026
Property, plant and equipment	1,370	(105)	1,265
Other non-current assets	24	-	24
Identifiable intangible assets: (3)
Product rights (4)	8,640	(486)	8,154
Trade names	417	12	429
In-process research and development	5,006	611	5,617
Goodwill	24,192	961	25,153

Total assets acquired	46,664	962	47,626
Sales reserves and allowances	1,988	48	2,036
Trade payables	441	(3)	438
Employee related obligations	134	13	147
Accrued expenses (5)	920	124	1,044
Other current liabilities (6)	376	315	691
Deferred income taxes and other non-current liabilities (7)	3,493	507	4,000

Total liabilities assumed	7,352	1,004	8,356
Net assets acquired (8)	$39,312	$(42)	$39,270

U.S. $ in millions
Inventories	$134
Identifiable intangible assets:
Product and marketing rights (1)	1,491
Goodwill	698

Total assets acquired	$2,323
Deferred income taxes	498

Total liabilities assumed	498
Net assets acquired	$1,825

U.S. $ in millions
Current assets (1)	$97
Other non-current assets	144
Identifiable intangible assets:
In-process research and development (2)	338
Goodwill	1,933

Total assets acquired	$2,512
Current liabilities	123
Deferred taxes and other non-current liabilities	68

Total liabilities assumed	191
Net assets acquired	$2,321

	September 30, 2017	December 31, 2016
	(U.S. $ in millions)
Trade receivables	$-	$59
Inventories	35	63
Other current assets	-	1
Deferred income taxes	7	7
Property, plant and equipment, net	93	36
Identifiable intangible assets, net	238	675
Goodwill	905	-

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	$1,278	$841
Trade payables and accrued expenses	$-	$83
Other current liabilities	-	10
Other taxes and long-term liabilities	38	23

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$38	$116